Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 16. Related Party Transactions

In January 2025, prior to the acquisition of Emission (refer to Note 3 - Acquisitions), the Company entered into agreements with two entities to continue development work on certain future products for Quanterix. The owners of each of these entities were selling shareholders of Emission. At March 31, 2025, the Company did not have any open payable balances with these entities and the Company did not incur any expenses during the three months ended March 31, 2025.

In June 2007, the Company entered into the Tufts License Agreement for certain intellectual property owned by Tufts (refer to Note 15 - Commitments and Contingencies). A member of the Company’s Board of Directors was previously affiliated with Tufts and continues to receive compensation from Tufts on a formulaic basis based on royalties and license payments the Company makes to Tufts. At March 31, 2025 and December 31, 2024, open payable balances to Tufts were not material.

In August 2022, the Company entered into the Harvard License Agreement for certain intellectual property owned by Harvard (refer to Note 15 - Commitments and Contingencies). Harvard is required to pay a portion of the payments received from the Company under the Harvard License Agreement to a member of the Company’s Board of Directors. The same member of the Company’s Board of Directors is also affiliated with Mass General Brigham. Revenue recorded from sales of products and services to Harvard and Mass General Brigham was $0.3 million for both the three months ended March 31, 2025 and 2024. Cost of product revenue and operating expenses with Harvard and Mass General Brigham were not material for the three months ended March 31, 2025 and 2024, respectively. At March 31, 2025 and December 31, 2024, open payables to Harvard and Mass General Brigham were not material. Open receivables balances were $0.6 million March 31, 2025 and were not material at December 31, 2024.

Note 16. Related Party Transactions

In August 2022, the Company entered into the Harvard License Agreement for certain intellectual property owned by Harvard (refer to Note 15 − Commitments and Contingencies). Harvard is obligated to pay a portion of the payments received from the Company under the Harvard License Agreement to a member of the Company’s Board of Directors. A member of the Company’s Board of Directors is also affiliated with Harvard and Mass General Brigham. Revenue recorded from sales of products and services to Harvard and its affiliates and to Mass General Brigham and its affiliates totaled $2.2 million, $1.3 million, and $0.7 million for the years ended December 31, 2024, 2023, and 2022, respectively. Cost of product revenue and operating expenses with Harvard and its affiliates and Mass General Brigham and its affiliates was $0.3 million and $0.3 million for the year ended December 31, 2024 and December 31, 2023, respectively, and was not material for the year ended 2022. At December 31, 2024 and 2023, open payables to and receivable balances from Harvard and Mass General Brigham were $0.7 million and not material, respectively.

In June 2007, the Company entered into the Tufts License Agreement for certain intellectual property owned by Tufts (refer to Note 15 - Commitments and Contingencies). A member of the Company’s Board of Directors was previously affiliated with Tufts. This Board member continues to receive compensation from Tufts on a formulaic basis based on royalties and license payments the Company makes to Tufts. At December 31, 2024 and 2023, open payable balances to Tufts were not material.

As discussed in Note 3 - Revenue and Related Matters, on May 26, 2022, the Company and UltraDx, a company formed by ARCH, entered into the UltraDx Agreement to supply certain instruments and to grant certain licenses. At contract inception, the Company determined that UltraDx was a related party because a member of the Company’s Board of Directors was affiliated with ARCH and UltraDx. As of June 7, 2023, this individual was no longer a member of the Company’s Board of Directors. Cost of product revenue with UltraDx was not material, $0.3 million, and $0.7 million for the years ended December 31, 2024, 2023, and 2022, respectively. At December 31, 2024 and 2023, there were no open payable balances to UltraDx and open receivable balances from UltraDx were not material.